Schedule of Investments
September 29, 2023 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 100.13%

Agricultural Inputs - 1.61%
Nutrien Ltd. (Canada)	5,500	339,680

Airport & Air Services - 1.75%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico) (2)	1,500	368,565

Apparel Manufacturing - 0.00%
Hugo Boss AG (Germany) (2)	6,000	380,200
Brunello Cucinelli SpA (Italy) (2)	6,000	457,166
		837,366

Apparel Retail - 1.58%
Boozt AB (Sweden) (2)	40,000	330,972

Auto Manufactures - 6.62%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	150,000	523,185
Subaru Corp. (Japan)	30,000	583,234
Suzuki Motor Corp. (Japan)	7,000	281,729
		1,388,148

Biotechnology 3.64%
ALK-Abello A/S Class B (Denmark) (2)	41,600	468,567
CRISPR Therapeutics AG (Switzerland) (2)	3,500	158,865
Onward Medical NV (Netherlands) (2)	30,000	135,786
		763,218
Building Products & Equipment - 2.01%
Compagnie de Saint-Gobain S.A. (France) (2)	7,000	421,062

Commercial & Residental Building Equipment & Supplies - 1.40%
Japan Elevator Service Holdings Co., Ltd. (Japan) (2)	20,000	293,691

Computer Hardware - 0.71%
Tobii AB (Sweden) (2)	120,000	149,157

Conglomerates - 2.95%
Cresud SACIF y A ADR (Argentina) (2)	92,379	618,016

Consulting Services - 3.08%
Bengo4.com, Inc. (Japan) (2)	20,000	646,923

Consumer Electronics - 1.34%
Panasonic Holdings Corp. (Japan)	25,000	281,315

Diagnostics & Research - 0.97%
Eurofins Scientific SE (Luxembourg) (2)	3,600	203,678

Gambling - 1.30%
Entain PLC (United Kingdom)	24,000	273,213

Grocery Stores - 1.75%
Ocado Group PLC (United Kingdom) (2)	50,000	366,364

Health Information Services - 1.23%
RaySearch Laboratories AB Class B (Sweden) (2)	34,000	257,986

Information Technology Services - 1.48%
Comture Corp. (Japan)	20,000	310,015

Internet Retail - 12.27%
MercadoLibre, Inc. (Uruguay) (2)	1,000	1,267,880
MonotaRO Co. Ltd. (Japan)	26,100	279,462
Rakuten, Inc. (Japan) (2)	90,000	369,148
Z Holdings Corp. (Japan) (2)	100,000	277,970
Zalando SE (Germany) (2)	17,000	379,872
		2,574,332
Luxury Goods - 5.45%
Watches of Switzerland Group PLC (United Kingdom) (2)	175,000	1,142,599

Medical Distribution - 1.70%
Amplifon SpA (Italy) (2)	12,000	356,850

Medical Instruments & Supplies - 1.42%
EssilorLuxottica Societe Anonyme (France) (2)	1,700	296,922

Packaged Foods - 2.57%
Ajinomoto Co., Inc. (Japan)	14,000	539,856

Publishing - 2.59%
Future PLC (United Kingdom) (2)	50,120	543,770

Scientific & Technical Instruments - 2.53%
Jeol Ltd. (Japan)	10,000	298,240
Lumibird (France) (2)	15,492	233,623
		531,863

Semiconductor Equipment & Materials - 10.88%
Aixtron Se (Germany) (2)	16,000	589,166
ASM International NV (Netherlands) (2)	1,100	462,401
Lasertec Corp. (Japan)	3,000	467,029
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,500	217,250
Tokyo Electron Ltd. (Japan)	4,000	546,974
		2,282,820
Software Application - 10.78%
Accesso Technology Group PLC (United Kingdom) (2)	50,000	378,934
Materialise NV ADR (Belgium) (2)	65,000	356,850
Money Forward (Japan) (2)	10,000	321,254
Nemetschek SE (Germany) (2)	8,000	489,674
Vitec Software Group AB Class B (Sweden)	12,000	564,008
ZOO Digital Group PLC (United Kingdom) (2)	300,000	150,109
		2,260,829

Software Infrastructure - 4.06%
Adyen NV (Netherlands) (2)	320	238,813
BlackBerry Ltd. (Canada) (2)	50,000	235,500
Boku, Inc. (United Kingdom) (2)	212,000	377,738
		852,051
Specialty Industrial Machinery - 2.55%
Nidec Corp. (Japan)	8,240	382,076
PVA TePla AG (Germany) (2)	10,000	153,800
		535,876

Specialty Retail 5.92%
Mister Spex SE (Germany) (2)	90,000	318,842
Musti Group Oyj (Finland) (2)	27,000	513,955
Pets at Home Group PLC (United Kingdom)	100,000	408,590
		1,241,387

Total Common Stocks	(Cost $ 24,762,289)	21,008,524

Money Market Registered Investment Companies - 0.58%

First American Government Obligations Fund Class X 2.78% (3)	122,750	122,750

Total Money Market Registered Investment Companies	(Cost $ 122,750)	122,750

Total Investments - 100.71%	(Cost $ 24,885,039)	21,131,274

Liabilities in Excess of Other Assets - (0.71%)		(149,104)

Total Net Assets - 100.00%		20,982,170

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,131,274	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,131,274	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of September 29, 2023, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		2.94%
Australia		0.00%
Belgium		1.70%
Canada		2.74%
Denmark		2.23%
Finland		2.45%
France		4.53%
Germany		11.00%
Ireland		0.00%
Isle of Man		0.00%
Israel		0.00%
Italy		3.87%
Japan		27.98%
Luxembourg		0.97%
Mexico		1.75%
Netherlands		3.98%
Norway		0.00%
Sweden		6.20%
Switzerland		0.76%
Taiwan		1.03%
United Kingdom		19.82%
United States		0.00%
Uruguay		6.04%
		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 29, 2023.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.